American Funds Portfolio SeriesSM
American Funds
Global Growth PortfolioSM
Investment portfolio
January 31, 2022
unaudited
Fund investments Growth funds 79%	Shares	Value (000)
New Perspective Fund, Class R-6	19,533,769	$1,196,639
EuroPacific Growth Fund, Class R-6	14,884,577	892,479
The Growth Fund of America, Class R-6	13,087,635	876,217
The New Economy Fund, Class R-6[1]	15,668,459	857,848
SMALLCAP World Fund, Inc., Class R-6[1]	11,726,890	857,705
		4,680,888
Growth-and-income funds 21%
Capital World Growth and Income Fund, Class R-6	20,272,586	1,230,141
Total investment securities 100% (cost: $4,814,325,000)		5,911,029
Other assets less liabilities 0%		(1,689)
Net assets 100%		$5,909,340
Investments in affiliates2

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized depreciation (000)	Value of affiliates at 1/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 79%
New Perspective Fund, Class R-6	$1,307,438	$88,518	$3,644	$(176)	$(195,497)	$1,196,639	$7,804	$80,714
EuroPacific Growth Fund, Class R-6	951,568	89,160	—	—	(148,249)	892,479	15,278	33,494
The Growth Fund of America, Class R-6	1,006,177	76,678	13,360	577	(193,855)	876,217	3,609	73,070
The New Economy Fund, Class R-6[1]	974,307	86,685	—	—	(203,144)	857,848	—	66,840
SMALLCAP World Fund, Inc., Class R-6[1]	957,102	130,502	—	—	(229,899)	857,705	—	78,160
						4,680,888
Growth-and-income funds 21%
Capital World Growth and Income Fund, Class R-6	1,286,709	70,722	16,426	(1,272)	(109,592)	1,230,141	6,474	64,248
Total 100%				$(871)	$(1,080,236)	$5,911,029	$33,165	$396,526
[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Portfolio Series — American Funds Global Growth Portfolio — Page 1 of 12

American Funds Growth PortfolioSM
Investment portfolio
January 31, 2022
unaudited
Fund investments Growth funds 79%	Shares	Value (000)
The Growth Fund of America, Class R-6	54,880,465	$3,674,247
AMCAP Fund, Class R-6[1]	71,124,819	2,943,856
SMALLCAP World Fund, Inc., Class R-6[1]	29,846,620	2,182,982
New Perspective Fund, Class R-6	24,371,312	1,492,987
The New Economy Fund, Class R-6[1]	26,320,054	1,441,023
		11,735,095
Growth-and-income funds 21%
Fundamental Investors, Class R-6	43,321,385	3,104,410
Total investment securities 100% (cost: $11,956,801,000)		14,839,505
Other assets less liabilities 0%		(4,458)
Net assets 100%		$14,835,047
Investments in affiliates2

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized depreciation (000)	Value of affiliates at 1/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 79%
The Growth Fund of America, Class R-6	$4,089,627	$384,000	$3,864	$243	$(795,759)	$3,674,247	$14,733	$298,336
AMCAP Fund, Class R-6[1]	3,238,860	128,779	—	—	(423,783)	2,943,856	—	79,931
SMALLCAP World Fund, Inc., Class R-6[1]	2,398,656	368,490	—	—	(584,164)	2,182,982	—	197,266
New Perspective Fund, Class R-6	1,624,092	112,739	—	—	(243,844)	1,492,987	9,709	100,422
The New Economy Fund, Class R-6[1]	1,610,079	171,566	—	—	(340,622)	1,441,023	—	111,422
						11,735,095
Growth-and-income funds 21%
Fundamental Investors, Class R-6	3,203,947	257,369	25,003	(2,184)	(329,719)	3,104,410	19,941	213,456
Total 100%				$(1,941)	$(2,717,891)	$14,839,505	$44,383	$1,000,833
[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Portfolio Series — American Funds Growth Portfolio — Page 2 of 12

American Funds Growth and Income PortfolioSM
Investment portfolio
January 31, 2022
unaudited
Fund investments Growth funds 15%	Shares	Value (000)
SMALLCAP World Fund, Inc., Class R-6[1]	16,022,154	$1,171,860
The Growth Fund of America, Class R-6	15,348,328	1,027,571
		2,199,431
Growth-and-income funds 50%
The Investment Company of America, Class R-6	61,300,537	3,021,504
Capital World Growth and Income Fund, Class R-6	49,279,242	2,990,264
Washington Mutual Investors Fund, Class R-6	26,537,702	1,543,167
		7,554,935
Equity-income funds 10%
Capital Income Builder, Class R-6	22,613,474	1,575,481
Balanced funds 15%
American Balanced Fund, Class R-6	70,291,947	2,275,350
Fixed income funds 10%
American Funds Strategic Bond Fund, Class R-6	67,937,915	763,622
The Bond Fund of America, Class R-6	57,995,068	759,736
		1,523,358
Total investment securities 100% (cost: $12,583,274,000)		15,128,555
Other assets less liabilities 0%		(4,403)
Net assets 100%		$15,124,152
American Funds Portfolio Series — American Funds Growth and Income Portfolio — Page 3 of 12

unaudited
Investments in affiliates2

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 1/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 15%
SMALLCAP World Fund, Inc., Class R-6[1]	$1,226,016	$245,351	$—	$—	$(299,507)	$1,171,860	$—	$100,606
The Growth Fund of America, Class R-6	1,132,490	114,910	551	67	(219,345)	1,027,571	4,074	82,505
						2,199,431
Growth-and-income funds 50%
The Investment Company of America, Class R-6	3,086,460	160,414	956	1	(224,415)	3,021,504	11,326	149,088
Capital World Growth and Income Fund, Class R-6	3,057,962	197,943	—	—	(265,641)	2,990,264	15,465	153,467
Washington Mutual Investors Fund, Class R-6	1,554,076	36,364	23,741	787	(24,319)	1,543,167	7,372	28,993
						7,554,935
Equity-income funds 10%
Capital Income Builder, Class R-6	1,516,797	45,193	—	—	13,491	1,575,481	23,648	—
Balanced funds 15%
American Balanced Fund, Class R-6	2,285,298	73,418	—	—	(83,366)	2,275,350	8,550	58,685
Fixed income funds 10%
American Funds Strategic Bond Fund, Class R-6	749,012	22,776	—	—	(8,166)	763,622	4,539	—
The Bond Fund of America, Class R-6	753,995	27,068	—	—	(21,327)	759,736	3,678	2,990
						1,523,358
Total 100%				$855	$(1,132,595)	$15,128,555	$78,652	$576,334
[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Portfolio Series — American Funds Growth and Income Portfolio — Page 4 of 12

American Funds Moderate Growth and Income PortfolioSM
Investment portfolio
January 31, 2022
unaudited
Fund investments Growth funds 10%	Shares	Value (000)
SMALLCAP World Fund, Inc., Class R-6[1]	8,925,654	$652,823
New Perspective Fund, Class R-6	10,655,848	652,777
		1,305,600
Growth-and-income funds 25%
Washington Mutual Investors Fund, Class R-6	35,459,815	2,061,988
Capital World Growth and Income Fund, Class R-6	21,846,145	1,325,624
		3,387,612
Equity-income funds 10%
The Income Fund of America, Class R-6	53,971,704	1,377,358
Balanced funds 40%
American Balanced Fund, Class R-6	103,446,926	3,348,577
American Funds Global Balanced Fund, Class R-6	53,803,230	2,015,469
		5,364,046
Fixed income funds 15%
The Bond Fund of America, Class R-6	103,283,453	1,353,013
American Funds Strategic Bond Fund, Class R-6	59,546,982	669,308
		2,022,321
Total investment securities 100% (cost: $11,186,128,000)		13,456,937
Other assets less liabilities 0%		(3,862)
Net assets 100%		$13,453,075
American Funds Portfolio Series — American Funds Moderate Growth and Income Portfolio — Page 5 of 12

unaudited
Investments in affiliates2

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliates at 1/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 10%
SMALLCAP World Fund, Inc., Class R-6[1]	$679,520	$138,441	$—	$—	$(165,138)	$652,823	$—	$55,787
New Perspective Fund, Class R-6	693,729	62,967	—	—	(103,919)	652,777	4,141	42,827
						1,305,600
Growth-and-income funds 25%
Washington Mutual Investors Fund, Class R-6	2,066,932	48,345	21,560	718	(32,447)	2,061,988	9,801	38,545
Capital World Growth and Income Fund, Class R-6	1,356,105	87,009	—	—	(117,490)	1,325,624	6,850	67,973
						3,387,612
Equity-income funds 10%
The Income Fund of America, Class R-6	1,340,883	70,433	—	—	(33,958)	1,377,358	13,605	50,568
Balanced funds 40%
American Balanced Fund, Class R-6	3,364,506	106,729	—	—	(122,658)	3,348,577	12,583	86,365
American Funds Global Balanced Fund, Class R-6	2,012,616	135,141	—	—	(132,288)	2,015,469	11,842	83,935
						5,364,046
Fixed income funds 15%
The Bond Fund of America, Class R-6	1,341,550	49,435	—	—	(37,972)	1,353,013	6,557	5,319
American Funds Strategic Bond Fund, Class R-6	660,934	15,531	—	—	(7,157)	669,308	4,019	—
						2,022,321
Total 100%				$718	$(753,027)	$13,456,937	$69,398	$431,319
[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Portfolio Series — American Funds Moderate Growth and Income Portfolio — Page 6 of 12

American Funds Conservative Growth and Income PortfolioSM
Investment portfolio
January 31, 2022
unaudited
Fund investments Growth-and-income funds 20%	Shares	Value (000)
Washington Mutual Investors Fund, Class R-6	13,107,188	$762,183
American Mutual Fund, Class R-6	14,596,019	761,328
		1,523,511
Equity-income funds 38%
Capital Income Builder, Class R-6	20,715,517	1,443,250
The Income Fund of America, Class R-6	56,271,176	1,436,041
		2,879,291
Fixed income funds 42%
The Bond Fund of America, Class R-6	91,873,972	1,203,549
American Funds Multi-Sector Income Fund, Class R-6	115,677,507	1,199,576
American High-Income Trust, Class R-6	72,836,829	746,577
		3,149,702
Total investment securities 100% (cost: $6,797,537,000)		7,552,504
Other assets less liabilities 0%		(1,542)
Net assets 100%		$7,550,962
American Funds Portfolio Series — American Funds Conservative Growth and Income Portfolio — Page 7 of 12

unaudited
Investments in affiliates1

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 1/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 20%
Washington Mutual Investors Fund, Class R-6	$748,748	$41,901	$17,422	$534	$(11,578)	$762,183	$3,508	$13,796
American Mutual Fund, Class R-6	744,968	34,863	9,436	277	(9,344)	761,328	4,128	22,528
						1,523,511
Equity-income funds 38%
Capital Income Builder, Class R-6	1,460,717	34,214	63,973	(29)	12,321	1,443,250	21,710	—
The Income Fund of America, Class R-6	1,460,328	71,431	60,371	288	(35,635)	1,436,041	14,179	52,703
						2,879,291
Fixed income funds 42%
The Bond Fund of America, Class R-6	1,092,541	144,486	—	—	(33,478)	1,203,549	5,615	4,646
American Funds Multi-Sector Income Fund, Class R-6	1,092,716	147,160	—	—	(40,300)	1,199,576	11,090	7,946
American High-Income Trust, Class R-6	726,070	39,794	—	—	(19,287)	746,577	8,957	—
						3,149,702
Total 100%				$1,070	$(137,301)	$7,552,504	$69,187	$101,619
[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Portfolio Series — American Funds Conservative Growth and Income Portfolio — Page 8 of 12

American Funds Tax-Aware Conservative Growth and Income PortfolioSM
Investment portfolio
January 31, 2022
unaudited
Fund investments Growth-and-income funds 50%	Shares	Value (000)
Capital World Growth and Income Fund, Class R-6	15,807,774	$959,216
American Mutual Fund, Class R-6	13,763,255	717,891
Washington Mutual Investors Fund, Class R-6	12,324,984	716,698
		2,393,805
Tax-exempt fixed income funds 50%
American High-Income Municipal Bond Fund, Class R-6	72,728,644	1,194,932
The Tax-Exempt Bond Fund of America, Class R-6	54,283,716	716,545
Limited Term Tax-Exempt Bond Fund of America, Class R-6	30,498,415	478,520
		2,389,997
Total investment securities 100% (cost: $4,252,959,000)		4,783,802
Other assets less liabilities 0%		(1,106)
Net assets 100%		$4,782,696
Investments in affiliates1

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized depreciation (000)	Value of affiliates at 1/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 50%
Capital World Growth and Income Fund, Class R-6	$920,860	$120,937	$520	$(22)	$(82,039)	$959,216	$4,817	$47,803
American Mutual Fund, Class R-6	692,116	34,541	—	—	(8,766)	717,891	3,914	21,361
Washington Mutual Investors Fund, Class R-6	697,059	31,219	529	18	(11,069)	716,698	3,327	13,083
						2,393,805
Tax-exempt fixed income funds 50%
American High-Income Municipal Bond Fund, Class R-6	1,129,880	97,946	—	—	(32,894)	1,194,932	9,270	8,842
The Tax-Exempt Bond Fund of America, Class R-6	673,014	62,084	—	—	(18,553)	716,545	3,862	3,647
Limited Term Tax-Exempt Bond Fund of America, Class R-6	444,935	44,220	—	—	(10,635)	478,520	1,274	2,320
						2,389,997
Total 100%				$(4)	$(163,956)	$4,783,802	$26,464	$97,056
[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Portfolio Series — American Funds Tax-Aware Conservative Growth and Income Portfolio — Page 9 of 12

American Funds Preservation PortfolioSM
Investment portfolio
January 31, 2022
unaudited
Fund investments Fixed income funds 100%	Shares	Value (000)
Intermediate Bond Fund of America, Class R-6	118,997,415	$1,615,985
Short-Term Bond Fund of America, Class R-6	118,678,624	1,174,918
American Funds Inflation Linked Bond Fund, Class R-6	13,568,387	146,946
		2,937,849
Total investment securities 100% (cost: $2,967,083,000)		2,937,849
Other assets less liabilities 0%		(733)
Net assets 100%		$2,937,116
Investments in affiliates1

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized depreciation (000)	Value of affiliates at 1/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Fixed income funds 100%
Intermediate Bond Fund of America, Class R-6	$1,649,197	$23,695	$34,369	$(842)	$(21,696)	$1,615,985	$6,197	$—
Short-Term Bond Fund of America, Class R-6	1,199,435	15,075	28,896	(459)	(10,237)	1,174,918	2,449	—
American Funds Inflation Linked Bond Fund, Class R-6	149,803	9,566	6,946	104	(5,581)	146,946	5,176	—
Total 100%				$(1,197)	$(37,514)	$2,937,849	$13,822	$—
[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Portfolio Series — American Funds Preservation Portfolio — Page 10 of 12

American Funds Tax-Exempt Preservation PortfolioSM
Investment portfolio
January 31, 2022
unaudited
Fund investments Tax-exempt fixed income funds 100%	Shares	Value (000)
Limited Term Tax-Exempt Bond Fund of America, Class R-6	33,678,637	$528,418
American Funds Short-Term Tax-Exempt Bond Fund, Class R-6	22,400,077	226,465
		754,883
Total investment securities 100% (cost: $768,852,000)		754,883
Other assets less liabilities 0%		(77)
Net assets 100%		$754,806
Investments in affiliates1

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 1/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Tax-exempt fixed income funds 100%
Limited Term Tax-Exempt Bond Fund of America, Class R-6	$547,256	$17,552	$24,551	$(213)	$(11,626)	$528,418	$1,476	$2,677
American Funds Short-Term Tax-Exempt Bond Fund, Class R-6	234,538	6,884	11,341	(86)	(3,530)	226,465	351	536
Total 100%				$(299)	$(15,156)	$754,883	$1,827	$3,213
[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Portfolio Series — American Funds Tax-Exempt Preservation Portfolio — Page 11 of 12

unaudited
Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. The net asset value per share of each fund and each underlying fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At January 31, 2022, all of the investment securities held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2022 Capital Group. All rights reserved.
MFGEFP1-900-0322O-S85317	American Funds Portfolio Series — Page 12 of 12